FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2015
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

21.              FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for an asset or liability in an orderly transaction between market participants at the measurement date.  GAAP established a fair value hierarchy that prioritizes the use of inputs used in valuation methodologies into the following three levels:

Level I:              Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:              Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date.  The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:              Assets and liabilities that have little to no pricing observability as of the reported date.  These items do not have two-way markets and are measured using management's best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

Assets Measured at Fair Value on a Recurring Basis

Investment Securities Available-for-Sale

Fair values for securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities' relationship to other benchmark quoted securities.  The Company has no Level I or Level III investment securities.  Level II investment securities were primarily comprised of investment-grade corporate bonds and U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.

The following tables present the assets reported on a recurring basis on the Consolidated Balance Sheet at their fair value as of June 30, 2015 and June 30, 2014, by level within the fair value hierarchy.  As required by GAAP, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	June 30, 2015
	Level I	Level II		Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
Obligations of states and political
$	-	$697	$	-	$697
Corporate securities	-	60,938		-	60,938
Foreign debt securities (1)	-	5,281		-	5,281
$	-	$66,916	$	-	$66,916

	June 30, 2014
	Level I	Level II		Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
$	-	$26,311	$	-	$26,311
Foreign debt securities (1)	-	2,076		-	2,076
$	-	$28,387	$	-	$28,387

(1)

U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.

Assets Measured at Fair Value on a Nonrecurring Basis

The Company may be required, from time to time, to measure certain financial assets and financial liabilities at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or fair value that were recognized at fair value below cost at the end of the period.

Impaired Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with ASC Topic 310. The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. Collateral values are estimated using Level II inputs based on observable market data or Level III inputs based on customized discounting criteria. For a majority of impaired real estate related loans, the Company obtains a current external appraisal. Other valuation techniques are used as well, including internal valuations, comparable property analysis and contractual sales information.  The Company has no Level I or Level II impaired loans.  Level III impaired loans were primarily comprised of one commercial real estate loan.

Real Estate Owned

Real estate acquired through foreclosure or deed in lieu of foreclosure is carried at fair value less estimated costs to sell. Any reduction from the carrying value of the related loan to fair value at the time of acquisition is accounted for as a loan loss. Any subsequent reduction in fair market value is reflected as a valuation allowance through a charge to income. Costs of significant property improvements are capitalized, whereas costs relating to holding and maintaining the property, are charged to expense.  The Company had no Level I, Level II, or Level III real estate owned at June 30, 2015 or 2014.

The following tables present the assets reported on a non-recurring basis on the consolidated balance sheet at their fair value as of June 30, 2015 and 2014, by level within the fair value hierarchy.  As required by GAAP, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	June 30, 2015
	Level I		Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
$	-	$	-	$49	$49

$	-	$	-	$49	$49

	June 30, 2014
	Level I		Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
$	-	$	-	$184	$184

$	-	$	-	$184	$184

For Level III assets measured at fair value on a recurring and non-recurring basis as of June 30, 2015 and 2014, the significant observable inputs used in the fair value measurements were as follows:

	Fair Value at
	June 30, 2015	June 30, 2014	Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Range (Weighted Average)
	(Dollars in Thousands)

Impaired loans	$49	$184	Appraisal of collateral[2]	Discounted appraisal[3]	0% / 0%

When evaluating the value of the collateral on impaired loans, the Company will consider the age of the most current appraisal, and may discount the appraised value from 1.0% to 15.0%.

The Company classifies financial instruments in Level III of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model.  In addition to these unobservable inputs, the valuation model for Level III financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly.